Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 795,594	£ 803,015
Coverage ratio	0.008	0.008
Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.035	0.034
Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.303	0.271
Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 801,713	£ 809,190
Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	721,151	723,490
Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	72,613	77,434
Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,949	8,266
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6,119)	(6,175)
Impairment allowance | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,716)	(4,760)
Impairment allowance | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(420)	(434)
Impairment allowance | ECL from non-modelled exposures and others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(353)	(456)
Impairment allowance | ECL from post model management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(630)	(525)
Impairment allowance | ECL from economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(271)	(317)
Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,154)	(1,302)
Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,555)	(2,631)
Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,410)	(2,242)
Loans and advances | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 401,405	£ 398,779
Coverage ratio	0.014	0.014
Loans and advances | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 355,358	£ 349,488
Coverage ratio	0.003	0.003
Loans and advances | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 41,729	£ 44,424
Coverage ratio	0.051	0.050
Loans and advances | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,318	£ 4,867
Coverage ratio	0.354	0.313
Loans and advances | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 406,975	£ 404,371
Loans and advances | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	356,312	350,545
Loans and advances | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	43,976	46,740
Loans and advances | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,687	7,086
Loans and advances | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,570)	(5,592)
Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(954)	(1,057)
Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,247)	(2,316)
Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,369)	(2,219)
Retail mortgages | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 174,878	£ 173,770
Coverage ratio	0.003	0.003
Retail mortgages | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 155,480	£ 153,643
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,699	£ 18,127
Coverage ratio	0.006	0.004
Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,699	£ 2,000
Coverage ratio	0.194	0.171
Retail mortgages | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175,432	£ 174,286
Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	155,521	153,672
Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,803	18,200
Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,108	2,414
Retail mortgages | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(554)	(516)
Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(41)	(29)
Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(104)	(73)
Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(409)	(414)
Retail credit cards | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33,954	£ 34,584
Coverage ratio	0.085	0.081
Retail credit cards | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,877	£ 29,330
Coverage ratio	0.016	0.015
Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,747	£ 4,829
Coverage ratio	0.246	0.251
Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 330	£ 425
Coverage ratio	0.773	0.692
Retail credit cards | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,104	£ 37,617
Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,351	29,788
Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,298	6,449
Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,455	1,380
Retail credit cards | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,150)	(3,033)
Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(474)	(458)
Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,551)	(1,620)
Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,125)	(955)
Retail other | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,329	£ 15,084
Coverage ratio	0.039	0.037
Retail other | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,596	£ 13,370
Coverage ratio	0.008	0.007
Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,459	£ 1,302
Coverage ratio	0.105	0.113
Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 274	£ 412
Coverage ratio	0.473	0.428
Retail other | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,827	£ 15,658
Retail other | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,677	13,470
Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,630	1,468
Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	520	720
Retail other | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(498)	(574)
Retail other | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(81)	(100)
Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(171)	(166)
Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(246)	(308)
Corporate loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 122,094	£ 125,275
Coverage ratio	0.011	0.011
Corporate loans | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 106,052	£ 106,848
Coverage ratio	0.003	0.004
Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,029	£ 16,402
Coverage ratio	0.027	0.025
Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,013	£ 2,025
Coverage ratio	0.226	0.211
Corporate loans | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 123,405	£ 126,702
Corporate loans | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	106,387	107,309
Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,416	16,826
Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,602	2,567
Corporate loans | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,311)	(1,427)
Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(335)	(461)
Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(387)	(424)
Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(589)	(542)
Debt securities and other | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 58,150	£ 50,066
Coverage ratio	0.001	0.001
Debt securities and other | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 54,353	£ 46,297
Coverage ratio	0	0
Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,795	£ 3,764
Coverage ratio	0.009	0.009
Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2	£ 5
Coverage ratio	0	0
Debt securities and other | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 58,207	£ 50,108
Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,376	46,306
Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,829	3,797
Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2	5
Debt securities and other | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(57)	(42)
Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	(9)
Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(34)	(33)
Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,716)	£ (4,760)
Credit risk | Retail mortgages | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Credit risk | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Credit risk | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.208	0.214
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 149,626	£ 144,701
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,147	18,723
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,580	1,553
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(379)	(372)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(10)	(7)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(40)	(33)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (329)	£ (332)
Credit risk | Retail credit cards | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.008
Credit risk | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.209	0.213
Credit risk | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.657	0.650
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,280	£ 67,204
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,471	7,611
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,497	1,354
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,037)	(3,013)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(495)	(509)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,559)	(1,624)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (983)	£ (880)
Credit risk | Retail other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.005	0.004
Credit risk | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.081	0.080
Credit risk | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.630	0.611
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,479	£ 12,282
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,699	1,559
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	219	216
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(327)	(308)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(52)	(52)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(137)	(124)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (138)	£ (132)
Credit risk | Corporate loans | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Credit risk | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.024
Credit risk | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.024
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 146,763	£ 156,302
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,584	24,935
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,193	2,892
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(917)	(1,021)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(278)	(341)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(558)	(610)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (81)	£ (70)
Credit risk | Debt securities and other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0
Credit risk | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013	0.034
Credit risk | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Credit risk | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,515	£ 32,380
Credit risk | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,629	943
Credit risk | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(56)	(46)
Credit risk | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(21)	(14)
Credit risk | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(35)	(32)
Credit risk | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Upside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,171)	£ (4,071)
Upside 2 | Retail mortgages | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 2 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.192	0.200
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 151,300	£ 147,754
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,473	15,670
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,580	1,553
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(324)	(329)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3)	(3)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(18)	(15)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (303)	£ (311)
Upside 2 | Retail credit cards | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.007
Upside 2 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.204	0.208
Upside 2 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.645	0.636
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,587	£ 67,622
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,748	6,551
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,497	1,354
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,825)	(2,715)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(483)	(493)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,376)	(1,361)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (966)	£ (861)
Upside 2 | Retail other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.004	0.004
Upside 2 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.076	0.069
Upside 2 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.621	0.597
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,654	£ 12,428
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,512	1,386
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	219	216
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(298)	(270)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(47)	(45)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(115)	(96)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (136)	£ (129)
Upside 2 | Corporate loans | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Upside 2 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.018	0.024
Upside 2 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.024	0.023
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,688	£ 164,207
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,495	16,858
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,193	2,892
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(678)	(724)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(234)	(259)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(368)	(399)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (76)	£ (66)
Upside 2 | Debt securities and other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0
Upside 2 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.011	0.027
Upside 2 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,693	£ 32,484
Upside 2 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,451	839
Upside 2 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Upside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(46)	(33)
Upside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(18)	(10)
Upside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(28)	(23)
Upside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Upside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,379)	£ (4,353)
Upside 1 | Retail mortgages | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.196	0.204
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,889	£ 146,873
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,884	16,551
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,580	1,553
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(334)	(338)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4)	(3)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(21)	(18)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (309)	£ (317)
Upside 1 | Retail credit cards | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.007
Upside 1 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.205	0.209
Upside 1 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.651	0.643
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,408	£ 67,352
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,090	7,118
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,497	1,354
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,920)	(2,861)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(489)	(503)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,456)	(1,487)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (975)	£ (871)
Upside 1 | Retail other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.004	0.004
Upside 1 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.079	0.073
Upside 1 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.626	0.606
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,573	£ 12,341
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,597	1,485
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	219	216
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(313)	(289)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(50)	(49)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(126)	(109)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (137)	£ (131)
Upside 1 | Corporate loans | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Upside 1 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019	0.024
Upside 1 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.024	0.024
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,797	£ 161,578
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,449	19,550
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,193	2,892
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(762)	(828)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(257)	(290)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(427)	(470)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (78)	£ (68)
Upside 1 | Debt securities and other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0
Upside 1 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013	0.028
Upside 1 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,673	£ 32,403
Upside 1 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,471	919
Upside 1 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Upside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(50)	(37)
Upside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(19)	(11)
Upside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(31)	(26)
Upside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Baseline | Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,619)	£ (4,682)
Baseline | Retail mortgages | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Baseline | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.200	0.208
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,274	£ 145,322
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,499	18,102
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,580	1,553
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(345)	(350)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5)	(4)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24)	(23)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (316)	£ (323)
Baseline | Retail credit cards | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.008
Baseline | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.208	0.211
Baseline | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.657	0.650
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,240	£ 67,080
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,424	7,691
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,497	1,354
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,019)	(3,016)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(495)	(512)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,541)	(1,624)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (983)	£ (880)
Baseline | Retail other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.004	0.004
Baseline | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.080	0.077
Baseline | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.630	0.611
Baseline | Retail other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,482	£ 12,235
Baseline | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,690	1,601
Baseline | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	219	216
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(324)	(308)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(51)	(52)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(135)	(124)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (138)	£ (132)
Baseline | Corporate loans | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Baseline | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.020	0.025
Baseline | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.024
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 147,814	£ 158,218
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25,555	23,031
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,193	2,892
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(876)	(964)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(275)	(325)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(521)	(569)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (80)	£ (70)
Baseline | Debt securities and other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0
Baseline | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013	0.033
Baseline | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,515	£ 32,385
Baseline | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,629	938
Baseline | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Baseline | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(55)	(44)
Baseline | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(21)	(13)
Baseline | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(34)	(31)
Baseline | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Downside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,312)	£ (5,305)
Downside 1 | Retail mortgages | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003	0.002
Downside 1 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.228	0.223
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 147,210	£ 142,599
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,563	20,825
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,580	1,553
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(440)	(401)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(18)	(9)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(62)	(45)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (360)	£ (347)
Downside 1 | Retail credit cards | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.008
Downside 1 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.215	0.218
Downside 1 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.665	0.660
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 66,101	£ 66,908
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,170	8,313
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,497	1,354
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,258)	(3,221)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(505)	(517)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,757)	(1,811)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (996)	£ (893)
Downside 1 | Retail other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.005	0.004
Downside 1 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.086	0.083
Downside 1 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.639	0.620
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,307	£ 12,111
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,891	1,741
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	219	216
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(357)	(332)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(55)	(54)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(162)	(144)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (140)	£ (134)
Downside 1 | Corporate loans | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Downside 1 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.026	0.027
Downside 1 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.028	0.027
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,071	£ 150,827
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,422	30,548
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,193	2,892
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,193)	(1,292)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(300)	(397)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(805)	(817)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (88)	£ (78)
Downside 1 | Debt securities and other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 1 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.016	0.042
Downside 1 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,503	£ 32,321
Downside 1 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,641	1,002
Downside 1 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Downside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(64)	(59)
Downside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	(17)
Downside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(41)	(42)
Downside 1 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Downside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (6,620)	£ (6,312)
Downside 2 | Retail mortgages | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 2 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.012	0.006
Downside 2 | Retail mortgages | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.288	0.261
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141,860	£ 138,619
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25,913	24,805
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,580	1,553
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(804)	(586)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(49)	(30)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(300)	(151)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (455)	£ (405)
Downside 2 | Retail credit cards | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.008
Downside 2 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.223	0.224
Downside 2 | Retail credit cards | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.673	0.667
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 65,834	£ 66,636
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,066	9,062
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,497	1,354
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,545)	(3,456)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(515)	(521)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,023)	(2,032)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,007)	£ (903)
Downside 2 | Retail other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.005	0.005
Downside 2 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.089	0.085
Downside 2 | Retail other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.653	0.630
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,146	£ 11,986
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,078	1,881
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	219	216
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(388)	(351)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(60)	(55)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(185)	(160)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (143)	£ (136)
Downside 2 | Corporate loans | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Downside 2 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.030	0.030
Downside 2 | Corporate loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.030	0.029
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 127,549	£ 138,618
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	46,128	42,952
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,193	2,892
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,801)	(1,832)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(303)	(443)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,401)	(1,304)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (97)	£ (85)
Downside 2 | Debt securities and other | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 2 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019	0.030
Downside 2 | Debt securities and other | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 2 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28,226	£ 31,137
Downside 2 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,918	2,186
Downside 2 | Debt securities and other | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Downside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(82)	(87)
Downside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(26)	(21)
Downside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(56)	(66)
Downside 2 | Debt securities and other | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 0